Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
2/28/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.42% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (96.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.1%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A2	$100,000	$100,099
Jefferson, Cnty. Rev. Bonds, (Warrents), 5.00%, 9/15/29	AA	100,000	107,427
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	150,000	160,850

			368,376
Alaska (0.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	100,000	108,135

			108,135
California (23.3%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 2.20%, 4/1/53	VMIG 1	500,000	500,000
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (8/1/28), (Green Bonds), Ser. A-1, 4.00%, 5/1/53	A1	325,000	324,696
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A-	105,000	105,016
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Sutter Hlth.), Ser. A, 5.00%, 11/15/32	A1	250,000	271,796
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/27	A	545,000	592,113
CA State Muni. Fin. Auth. Rev. Bonds
(Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	160,000	168,297
(Davis II, LLC Orchard Park), BAM, 5.00%, 5/15/31	AA	400,000	442,097
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/35	A-/F	175,000	174,195
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), Ser. C, 3.25%, 12/1/27	A-	150,000	149,212
CA State Tobacco Securitization Agcy. Rev. Bonds
(Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/28	A	645,000	683,990
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/27	A	280,000	294,507
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	96,416
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/36	Aa3	200,000	203,745
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Adventist Hlth. Syst.), 5.00%, 3/1/35	A-	225,000	232,133
Long Beach, Arpt. Syst. Rev. Bonds
Ser. A, AGM, 5.00%, 6/1/40	AA	200,000	218,468
Ser. B, AGM, 5.00%, 6/1/33	AA	225,000	261,732
Los Angeles Cnty., Regl. Fin. Auth. Rev. Bonds, (Vermont Manchester Social), 5.00%, 12/1/34	AA+	200,000	232,228
Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. C, 5.00%, 5/15/27	Aa3	285,000	300,873
Mount San Jacinto Cmnty. College Dist. G.O. Bonds, (Election of 2014), Ser. C, 3.00%, 8/1/35	Aa1	105,000	97,662
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM, 4.00%, 8/1/31	AA	200,000	210,308
San Bernardino Cnty., FRB, Ser. C, 4.796%, 8/1/23	Aa1	75,000	74,908
San Bernardino, City Unified School Dist. G.O. Bonds, (Election 2012), Ser. D, AGM, 3.00%, 8/1/35	AA	350,000	321,970
San Francisco, City & Cnty. COP, Ser. A, 5.00%, 4/1/30	Aa1	260,000	295,303
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	100,000	108,318
5.00%, 5/1/34	A1	100,000	109,208
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.00%, 6/1/31	AA+	170,000	195,909
5.00%, 6/1/30	AA+	195,000	224,722
San Jose Arpt. Rev. Bonds, (Norman Y Mineta San Jose Intl. Arpt.), Ser. A, 5.00%, 3/1/33	A2	300,000	326,948
San Juan, Unified School Dist. G.O. Bonds, (2016 Election), 3.00%, 8/1/35	Aa2	240,000	217,969
Yuba, Cmnty. College Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/38	Aa2	615,000	533,288

			7,968,027
Colorado (1.9%)
CO State COP, Ser. A, 3.00%, 12/15/36	Aa2	520,000	455,804
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	A2	100,000	107,818
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	92,675

			656,297
Connecticut (0.3%)
CT State Special Tax, 5.00%, 5/1/34	AA	100,000	113,195

			113,195
District of Columbia (0.9%)
DC Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	169,286
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	130,000	140,746

			310,032
Florida (5.7%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A3	100,000	108,216
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A
5.00%, 10/1/35	A1	350,000	363,514
5.00%, 10/1/25	Aa3	500,000	515,327
Miami-Dade Cnty., Aviation Rev. Bonds, 5.00%, 10/1/29	A1	115,000	116,599
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 5.00%, 10/1/40	A+	250,000	268,945
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, 5.00%, 7/1/38	A1	560,000	585,230

			1,957,831
Georgia (2.1%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	250,000	241,304
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	100,000	94,245
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw U. Real Estate)
5.00%, 7/15/30	Baa2	95,000	96,051
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	5,000	5,215
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/36	AA	255,000	280,723

			717,538
Illinois (4.9%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	74,964
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/28	A	600,000	610,113
5.00%, 1/1/26	A	50,000	51,269
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	103,857
IL State G.O. Bonds
5.00%, 2/1/26	A-	100,000	103,085
Ser. D, 5.00%, 11/1/25	A-	125,000	128,526
5.00%, 7/1/23	A-	50,000	50,178
4.00%, 1/1/31	A-	100,000	100,049
IL State Fin. Auth. Mandatory Put Bonds (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA+	150,000	154,918
IL State Fin. Auth. Rev. Bonds, (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	102,174
IL State Sales Tax Rev. Bonds, Ser. C, 4.00%, 6/15/30	A	100,000	100,345
Northern IL U. Rev. Bonds, Ser. B, BAM, 5.00%, 4/1/25	AA	100,000	102,601

			1,682,079
Indiana (0.9%)
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.), 5.00%, 6/1/28	A2	100,000	107,823
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	A-	200,000	195,223

			303,046
Kentucky (1.2%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A, 5.00%, 3/1/28	A-	195,000	209,253
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	199,113

			408,366
Louisiana (0.6%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, Ser. A, 5.00%, 7/1/48	AA-/F	200,000	200,569

			200,569
Maryland (0.3%)
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	100,000	107,270

			107,270
Michigan (2.8%)
Great Lakes, Wtr. Auth. Wtr. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/28	A+	665,000	705,430
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	BBB-	240,000	242,433

			947,863
Minnesota (6.3%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	25,000	24,829
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27	BBB-	100,000	102,777
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-1, 2.48%, 11/15/35	VMIG 1	1,000,000	1,000,000
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/36	Baa1	265,000	277,275
(Allina Hlth. Oblig. Group), 4.00%, 11/15/37	AA-	250,000	246,079
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 2.90%, 11/15/38	VMIG 1	500,000	500,000

			2,150,960
Missouri (0.5%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 5.00%, 3/1/27	A2	155,000	161,492

			161,492
Nevada (0.6%)
Clark Cnty., School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 6/15/36	AA	200,000	202,430
Las Vegas, Special Assmt. Bonds, (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	10,000	10,124

			212,554
New Jersey (2.6%)
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A, 3.00%, 6/1/32	A2	240,000	225,286
NJ State Econ. Dev. Auth. Rev. Bonds
Ser. B, 5.00%, 11/1/26	A3	100,000	105,562
(NJ Transit Corp.), Ser. B, 5.00%, 11/1/24	A3	270,000	276,105
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, 5.00%, 9/15/23	A3	75,000	75,590
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, BAM, 5.00%, 11/1/36	AA	200,000	214,134

			896,677
New York (10.7%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	100,000	104,025
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	325,000	301,598
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/34	A3	100,000	97,640
NY City, G.O. Bonds, Ser. C-1, 5.00%, 8/1/27	Aa2	250,000	271,374
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	750,000	739,401
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secured Revenue)
5.00%, 11/1/40	AAA	750,000	798,727
Ser. A-6, 5.00%, 8/1/29	AAA	275,000	310,583
Port Auth. of NY & NJ Rev. Bonds
Ser. 197, 5.00%, 11/15/35	Aa3	670,000	682,915
Ser. 221, 4.00%, 7/15/38	Aa3	250,000	243,248
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	103,812

			3,653,323
Ohio (2.1%)
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC, zero %, 12/1/26	Aa3	165,000	144,863
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/23 (Escrowed to maturity)	AAA/P	50,000	50,585
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	175,000	179,277
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	103,785
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	250,000	248,098

			726,608
Pennsylvania (5.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	213,775
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	101,044
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30 (Prerefunded 7/1/23)	AAA/P	40,000	40,187
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	150,000	156,547
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/38	A2	200,000	211,212
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	190,000	203,624
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/30	A3	285,000	314,279
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	250,000	253,622
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	150,000	154,667
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	50,187

			1,699,144
Puerto Rico (1.1%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	48,829	16,724
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.375%, 7/1/25	BB/P	200,000	203,066
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	140,000	140,617

			360,407
South Carolina (0.5%)
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	200,000	174,147

			174,147
Tennessee (1.1%)
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/36	A1	100,000	111,974
5.00%, 7/1/33	A2	250,000	269,476

			381,450
Texas (14.3%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/33	AAA	250,000	279,552
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	200,000	204,949
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	165,000	169,204
Austin, Arpt. Syst. Rev. Bonds, 5.00%, 11/15/32	A1	500,000	553,096
Central TX Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/37	A3	200,000	210,917
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	256,680
Dallas, Area Rapid Transit Rev. Bonds, 5.00%, 12/1/33	AA+	100,000	112,012
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	215,000	192,979
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	250,000	248,960
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10), 5.00%, 9/1/27	BBB-	125,000	127,758
Nederland, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/15/31	Aaa	675,000	769,535
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM, 5.00%, 8/1/24	AA	135,000	138,443
TX State G.O. Bonds, 3.00%, 8/1/34	Aaa	675,000	614,533
TX State A&M U. Rev. Bonds, 5.25%, 5/15/37	Aaa	250,000	289,223
TX State Wtr. Dev. Board Rev. Bonds
(Revolving Fund), 5.00%, 8/1/29	AAA	400,000	453,516
(Wtr. Implementation Fund), 3.00%, 10/15/35	AAA	270,000	251,559

			4,872,916
Utah (0.4%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 4.00%, 10/15/28	BBB-/F	140,000	134,103

			134,103
Washington (4.6%)
Port of Seattle Rev. Bonds
Ser. B, 5.00%, 8/1/38	AA-	500,000	537,237
5.00%, 4/1/38	AA-	200,000	210,247
Ser. B, 5.00%, 5/1/27	AA-	300,000	316,879
WA State G.O. Bonds, Ser. A-1, 5.00%, 8/1/37	Aaa	500,000	515,363

			1,579,726

Total municipal bonds and notes (cost $33,330,090)			$32,852,131

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	1,028,364	$1,028,364

Total short-term investments (cost $1,028,364)		$1,028,364
TOTAL INVESTMENTS

Total investments (cost $34,358,454)		$33,880,495

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $34,169,191.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
	Short-term investments
	Putnam Short Term Investment Fund*	$1,062,919	$5,523,704	$5,558,259	$12,936	$1,028,364

	Total Short-term investments	$1,062,919	$5,523,704	$5,558,259	$12,936	$1,028,364
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.42%, 4.67% and 4.97%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	21.5%
	Local debt	14.2
	Healthcare	13.7
	Utilities	11.6

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$32,852,131	$—
Short-term investments	—	1,028,364	—

Totals by level	$—	$33,880,495	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com